Equity - Summary of Financial Information of Non-controlling Interests (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Ketel One [member]
Carrying value of distribution rights	£ 1,363	£ 1,385	£ 1,354